Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net income	$ 13,174	$ 5,453
Foreign currency translation adjustments		1
Successor [Member]
Net income	13,174
Foreign currency translation adjustments
Total Comprehensive Income	13,174
Comprehensive loss attributable to non-controlling interest
Comprehensive income attributable to stockholder interest	$ 13,174
Predecessor [Member] | NPS Holdings Limited [Member]
Net income		5,453
Foreign currency translation adjustments		1
Total Comprehensive Income		5,454
Comprehensive loss attributable to non-controlling interest		(340)
Comprehensive income attributable to stockholder interest		$ 5,794